UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05039
CREDIT SUISSE FIXED INCOME FUND
(Exact name of registrant as specified in charter)
c/o Credit Suisse Asset Management, LLC 466 Lexington Avenue New York, New York		10017
(Address of principal executive offices)		(Zip code)
J. Kevin Gao, Esq. 466 Lexington Avenue New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 875-3500

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2004 to January 31, 2005

Item 1:                   Schedule of Investments

Credit Suisse Fixed Income Fund

Schedule of Investments

January 31, 2005 (unaudited)

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (25.9%)
Aerospace & Defense (0.5%)
$760	Goodrich Corp., Notes §	(BBB- , Baa3)	04/15/08	7.500	$836,981

Automobile Manufacturers (0.2%)
245	Ford Motor Co., Global Notes §	(BBB- , Baa1)	07/16/31	7.450	245,127

Automobile Parts & Equipment (0.3%)
265	Collins & Aikman Products Corp., Rule 144A, Senior Subordinated Notes ‡§	(B- , B3)	08/15/12	12.875	220,613
350	Dana Corp., Rule 144A, Notes ‡	(BBB- , Ba2)	01/15/15	5.850	344,160
					564,773

Banks (1.1%)
635	Bank of America Corp., Global Notes	(A+ , Aa2)	10/01/10	4.250	635,673
500	Key Bank NA, Subordinated Notes	(A- , A2)	07/01/14	5.800	534,960
300	National City Bank, Series BKNT, Notes	(A+ , Aa3)	08/01/09	4.150	300,488
400	Wells Fargo & Company, Subordinated Notes	(AA- , Aa1)	02/09/15	4.750	399,620
					1,870,741

Biotechnology (0.2%)
290	Amgen, Inc., Rule 144A, Senior Notes ‡	(A+ , A2)	11/18/09	4.000	288,673

Chemicals (0.4%)
380	Lubrizol Corp., Senior Notes	(BB+ , Baa3)	10/01/09	4.625	381,242
180	Lyondell Chemicals Co., Global Company Guaranteed Notes (Callable 06/01/08 @ $105.25) §	(B+ , B1)	06/01/13	10.500	213,300
					594,542

Commercial Services (0.6%)
450	Cendant Corp., Units	(BBB , Baa1)	08/17/06	4.890	452,408
270	Erac USA Finance Co., Rule 144A, Notes ‡	(BBB+ , Baa1)	05/15/06	6.625	278,919
175	Iron Mountain, Inc., Company Guaranteed Notes (Callable 04/01/06 @ $104.31)	(B , Caa1)	04/01/13	8.625	185,937
					917,264

Distribution & Wholesale (0.2%)
360	Hughes Supply, Inc., Rule 144A, Notes ‡	(BBB- , Ba1)	10/15/14	5.500	359,832

Diversified Financials (5.7%)
1,000	Fifth Third Bank, Subordinated Notes	(A+ , Aa2)	02/01/15	4.750	1,000,366
540	Ford Motor Credit Co., Global Notes §	(BBB- , A3)	01/25/07	6.500	556,170
250	Ford Motor Credit Co., Global Notes §	(BBB- , A3)	01/15/10	5.700	249,500
300	Frank Russell Co., Rule 144A, Company Guaranteed Notes ‡	(AAA , Aa1)	01/15/09	5.625	317,148
330	General Electric Capital Corp., Series MTNA, Global Notes	(AAA , Aaa)	02/15/12	5.875	357,353
1,190	General Electric Capital Corp., Series MTNA, Global Notes	(AAA , Aaa)	06/15/12	6.000	1,302,573
245	General Motors Acceptance Corp., Global Bonds	(BBB- , Baa1)	11/01/31	8.000	248,624
190	General Motors Acceptance Corp., Global Notes	(BBB- , Baa1)	12/01/14	6.750	186,612
250	Goldman Sachs Group, Inc., Global Notes	(A+ , Aa3)	01/15/15	5.125	253,574
1,625	Household Finance Corp., Global Notes	(A , A1)	12/15/08	4.125	1,628,555
230	JPMorgan Chase & Co., Global Subordinated Notes	(A , A1)	09/15/14	5.125	234,744
530	MBNA America Bank, Rule 144A, Subordinated Notes ‡	(BBB , Baa2)	03/15/08	6.750	568,551
205	Merey Sweeny L.P., Rule 144A, Senior Notes ‡	(NR , Baa3)	12/18/19	8.850	244,887
425	Merrill Lynch & Company, Inc., Series MTNC, Global Notes	(A+ , Aa3)	01/15/15	5.000	427,140

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

625	OMX Timber Finance Investment LLC, Rule 144A, Company Guaranteed Notes (Callable 10/31/19 @ $100.00) #‡	(A , Aa3)	01/29/20	5.420	625,513
870	SLM Corp., Series MTNA, Notes	(A , A2)	01/15/09	4.000	869,628
90	Textron Financial Corp., Global Notes	(A- , A3)	06/01/07	5.875	94,191
310	Textron Financial Corp., Series MTNE, Notes #	(A- , A3)	10/06/06	2.920	311,171
					9,476,300

Electric (2.9%)
240	AES Corp., Senior Notes §	(B- , B2)	06/01/09	9.500	270,000
740	American Electric Power Company, Inc., Series A, Global Notes	(BBB , Baa3)	05/15/06	6.125	763,604
545	Cincinnati Gas & Electric Co., Notes	(BBB , Baa1)	09/15/12	5.700	580,997
285	Constellation Energy Group, Inc., Notes	(BBB , Baa1)	04/01/07	6.350	299,893
160	Detroit Edison Co., First Mortgage Notes	(BBB+ , A3)	08/01/14	5.400	168,386
200	Dominion Resources, Inc., Series A, Notes	(BBB+ , Baa1)	11/15/06	3.660	199,735
600	FPL Group Capital, Inc., Notes	(A- , A2)	02/16/07	4.086	604,224
400	Oklahoma Gas & Electric Co., Bonds (Callable 08/01/14 @ $103.25)	(BBB+ , A2)	08/01/34	6.500	431,601
285	Old Dominion Electric Cooperative, Series A, Secured Notes	(AAA , Aaa)	06/01/11	6.250	313,695
290	Pacific Gas & Electric Co., First Mortgage Notes	(BBB , Baa2)	03/01/34	6.050	312,820
365	PacifiCorp, First Mortgage Notes	(A- , A3)	11/15/11	6.900	417,776
480	Pinnacle West Capital Corp., Senior Notes (Callable 02/01/05 @ $100.00) #	(BBB- , Baa2)	11/01/05	2.960	480,326
					4,843,057

Entertainment (0.3%)
160	AMC Entertainment, Inc., Senior Subordinated Notes (Callable 02/01/05 @ $103.17)	(CCC+ , B3)	02/01/11	9.500	166,000
220	Six Flags, Inc., Global Senior Notes (Callable 02/01/05 @ $104.75) §	(CCC , Caa1)	02/01/09	9.500	231,000
190	Six Flags, Inc., Rule 144A, Senior Notes (Callable 06/01/09 @ $104.81) ‡	(CCC , Caa1)	06/01/14	9.625	180,025
					577,025

Environmental Control (0.6%)

30	Allied Waste North America, Inc., Senior Notes (Callable 04/15/08 @ $103.94)	(BB- , B2)	04/15/13	7.875	29,925
265	Allied Waste North America, Inc., Series B, Global Senior Notes (Callable 04/15/09 @ $103.69) §	(B+ , Caa1)	04/15/14	7.375	242,475
625	Waste Management, Inc., Global Company Guaranteed Notes	(BBB , Baa3)	05/15/32	7.750	797,560
					1,069,960

Food (1.4%)
375	Ahold Finance USA, Inc., Company Guaranteed Notes	(BB- , Ba3)	05/01/09	6.250	393,750
445	ConAgra Foods, Inc., Notes	(BBB+ , Baa1)	09/15/11	6.750	503,198
430	ConAgra Foods, Inc., Notes §	(BBB+ , Baa1)	09/15/30	8.250	592,522
745	Kellogg Co., Global Senior Notes	(BBB+ , Baa1)	06/01/08	2.875	721,330
155	Land O’ Lakes, Inc., Global Senior Notes (Callable 11/15/06 @ $104.38) §	(B- , B3)	11/15/11	8.750	153,450
					2,364,250

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

Forest Products, Paper (0.1%)
155	Georgia-Pacific Corp., Global Company Guaranteed Notes	(BB+ , Ba2)	02/01/10	8.875	180,188

Gas (0.4%)
585	Sempra Energy, Notes	(BBB+ , Baa1)	12/01/05	6.950	601,505

Healthcare Services (0.2%)
375	Coventry Health Care, Inc., Rule 144A, Senior Notes ‡	(BBB- , Ba1)	01/15/15	6.125	382,500

Home Builders (0.4%)
270	D.R. Horton, Inc., Senior Notes	(BB+ , Ba1)	05/01/13	6.875	299,162
350	KB Home, Company Guaranteed Notes	(BB+ , Ba1)	01/15/15	5.875	356,234
					655,396

Insurance (2.1%)
900	American International Group, Inc., Global Notes #	(AAA , Aaa)	05/15/13	4.250	879,883
770	Berkshire Hathaway Finance Corp., Rule 144A, Senior Notes ‡	(AAA , Aaa)	01/15/10	4.125	770,207
235	Florida Windstorm Underwriting Association, Rule 144A, Senior Notes ‡	(A- , A3)	08/25/07	6.850	250,376
705	Genworth Financial, Inc., Notes	(A , A2)	06/15/14	5.750	753,575
610	Nationwide Mutual Insurance Co., Rule 144A, Bonds (Callable 04/15/14 @ $100.00) §‡	(A- , A2)	04/15/34	6.600	632,974
140	Progressive Corp., Senior Notes	(A+ , A1)	12/01/32	6.250	155,647
					3,442,662

Iron & Steel (0.3%)

300	AK Steel Corp., Company Guaranteed Notes (Callable 02/15/05 @ $102.65) §	(B+ , B3)	02/15/09	7.875	309,000
215	International Steel Group, Inc., Global Senior Notes	(BB , Ba3)	04/15/14	6.500	233,275
					542,275

Lodging (0.1%)
140	MGM Mirage, Global Senior Notes	(BB+ , Ba1)	09/01/12	6.750	147,350
340	Windsor Woodmont Black Hawk, Series B, First Mortgage Notes (Callable 02/11/05 @ $104.33) ^&qout;	(NR , NR)	03/15/05	13.000	10,200
					157,550

Media (2.7%)
330	CCO Holdings LLC, Global Senior Notes (Callable 11/15/08 @ $104.38)	(CCC- , B3)	11/15/13	8.750	336,600
730	Comcast Cable Communications Holdings, Inc., Global Company Guaranteed Notes	(BBB , Baa3)	03/15/13	8.375	903,174
10	Comcast Cable Communications, Inc., Senior Notes	(BBB , Baa3)	01/30/11	6.750	11,204
325	Cox Communications, Inc., Notes	(BBB- , Baa3)	06/15/05	6.875	329,179
295	CSC Holdings, Inc., Series B, Senior Notes	(BB- , B1)	07/15/09	8.125	325,237
330	Dex Media West LLC, Series B, Global Senior Subordinated Notes (Callable 08/15/08 @ $104.94)	(B , B2)	08/15/13	9.875	375,787
120	EchoStar DBS Corp., Global Senior Notes	(BB- , Ba3)	10/01/11	6.375	123,150
550	Liberty Media Corp., Global Senior Notes #	(BBB- , Baa3)	09/17/06	3.990	556,567
215	Mediacom LLC/Capital Corp., Senior Notes (Callable 01/15/06 @ $104.75) §	(B , B3)	01/15/13	9.500	215,538
425	News America Holdings, Inc., Company Guaranteed Notes §	(BBB- , Baa3)	02/01/13	9.250	548,517

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

350	News America, Inc., Company Guaranteed Notes	(BBB- , Baa3)	11/30/28	7.625	424,793
320	Time Warner, Inc., Global Company Guaranteed Notes	(BBB+ , Baa1)	04/15/31	7.625	395,418
					4,545,164

Miscellaneous Manufacturing (0.5%)
810	Textron, Inc., Senior Notes §	(A- , A3)	08/01/10	4.500	818,833

Oil & Gas (1.3%)
600	Amerada Hess Corp., Notes	(BBB- , Ba1)	08/15/31	7.300	698,892
215	Chesapeake Energy Corp., Senior Notes (Callable 01/15/09 @ $103.44)	(BB- , Ba3)	01/15/16	6.875	224,675
415	Enterprise Products Operating LP, Rule 144A, Senior Notes ‡	(BB+ , Baa3)	10/15/14	5.600	426,046
200	Giant Industries, Inc., Company Guaranteed Notes (Callable 05/15/09 @ $104.00)	(B- , B3)	05/15/14	8.000	207,750
360	Pemex Project Funding Master Trust, Rule 144A, Notes #‡	(BBB- , Baa1)	06/15/10	3.790	372,240
140	Premcor Refining Group, Inc., Company Guaranteed Notes (Callable 05/01/09 @ $103.38)	(BB- , Ba3)	05/01/14	6.750	147,350
					2,076,953

Pipelines (0.2%)
215	Williams Companies, Inc., Global Notes §#	(B+ , B1)	03/15/12	8.125	248,325

Real Estate (0.5%)
400	EOP Operating LP, Notes	(BBB+ , Baa2)	10/01/10	4.650	401,135
500	EOP Operating LP, Senior Notes	(BBB+ , Baa2)	02/15/05	6.625	500,719
					901,854

Retail (0.6%)
845	Target Corp., Notes §	(A+ , A2)	08/15/10	7.500	985,568

Telecommunications (1.9%)
160	AT&T Wireless Services, Inc., Global Senior Notes	(A , Baa2)	03/01/31	8.750	220,743
310	BellSouth Corp., Global Bonds	(A , A2)	09/15/14	5.200	317,548
290	BellSouth Corp., Notes	(A , A2)	11/15/12	4.750	293,008
255	Centennial Communications Corp., Global Company Guaranteed Notes (Callable 06/15/08 @ $105.06)	(CCC , Caa1)	06/15/13	10.125	290,063
370	Motorola, Inc., Notes	(BBB , Baa3)	11/16/07	4.608	375,665
245	Nextel Communications, Inc., Senior Notes (Callable 03/15/09 @ $102.98)	(BB , Ba3)	03/15/14	5.950	255,413
345	SBC Communications, Inc., Global Notes	(A , A2)	09/15/14	5.100	348,140
305	Sprint Capital Corp., Global Company Guaranteed Notes	(BBB- , Baa3)	03/15/32	8.750	414,349
650	Verizon Wireless Capital LLC, Global Notes	(A+ , A3)	12/15/06	5.375	670,536
					3,185,465

Textiles (0.1%)
180	Invista, Rule 144A, Notes (Callable 05/01/08 @ $104.63) ‡	(B+ , B1)	05/01/12	9.250	198,900

Transportation (0.1%)
175	Horizon Lines LLC, Rule 144A, Notes (Callable 11/01/08 @ $104.50) ‡	(CCC+ , B3)	11/01/12	9.000	186,375

TOTAL CORPORATE BONDS (Cost $41,915,879)					43,118,038

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

ASSET BACKED SECURITIES (6.1%)
$754	Ameriquest Mortgage Securities, Inc., Series 2003-AR2, Class A4 #	(AAA , Aaa)	05/25/33	2.880	755,412
248	Capital Auto Receivables Asset Trust, Series 2002-5, Class A3B #	(AAA , Aaa)	04/17/06	2.300	247,747
103	Chase Funding Mortgage Loan, Series 2002-2, Class 1A4	(AAA , Aaa)	08/25/28	4.877	103,492
44	CNH Equipment Trust, Series 2002-A, Class A3 #	(AAA , Aaa)	07/17/06	2.730	43,736
771	Countrywide Home Equity Loan Trust, Series 2002-C, Class A #	(AAA , Aaa)	05/15/28	2.720	771,655
1,290	DaimlerChrysler Auto Trust, Series 2004-B, Class A4	(AAA , Aaa)	10/08/09	3.710	1,289,395
105	DaimlerChrysler Master Owner Trust, Series 2002-A, Class A #	(AAA , Aaa)	05/15/07	2.540	105,079
2,245	Discover Card Master Trust I, Series 2003-4, Class A1 #	(AAA , Aaa)	05/15/11	2.590	2,252,016
500	Embarcadero Aircraft Securitization Trust, Series 2000-A, Class A1 #	(BB , B3)	08/15/25	2.883	265,000
104	GE Capital Mortgage Services, Inc., Series 1998-HE1, Class A7	(AAA , Aaa)	06/25/28	6.465	103,793
440	Greenpoint Home Equity Loan Trust, Series 2003-1, Class A #	(AAA , Aaa)	04/15/29	2.750	440,721
573	Greenpoint Home Equity Loan Trust, Series 2004-3, Class A #	(AAA , Aaa)	03/15/35	2.710	574,547
865	Honda Auto Receivables Owner Trust, Series 2003-1, Class A4	(AAA , Aaa)	07/18/08	2.480	854,999
77	Mortgage Lenders Network Home Equity Loan, Series 1998-2, Class A1 #	(AAA , Aaa)	07/25/29	6.605	78,665
1,803	SLM Student Loan Trust, Series 2003-1, Class A2 #	(AAA , Aaa)	06/17/13	2.530	1,804,275
442	Vanderbilt Mortgage Finance, Series 1998-C, Class 1B1	(BBB , Baa1)	02/07/15	6.970	449,084
TOTAL ASSET BACKED SECURITIES (Cost $10,299,658)					10,139,616

MORTGAGE-BACKED SECURITIES (53.6%)
$1,545	Bear Stearns Commercial Mortgage Securities, Inc., Series 2002-TOP6, Class A2	(AAA , Aaa)	10/15/36	6.460	1,718,923
1,560	Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-PWR6, Class A6	(AAA , Aaa)	11/11/41	4.825	1,576,606
1,795	Fannie Mae, Series 2004-13, Class PE	(AAA , Aaa)	04/25/29	5.000	1,820,144
770	Fannie Mae Global Bonds ^^	(AAA , Aaa)	11/15/30	6.625	953,389
2,265	Fannie Mae Global Notes	(AAA , Aaa)	11/15/10	6.625	2,553,479
14	Fannie Mae Pool #004542	(AAA , Aaa)	12/01/08	12.000	15,030
1,348	Fannie Mae Pool #254372 ‡‡	(AAA , Aaa)	07/01/17	6.000	1,412,235
1,251	Fannie Mae Pool #254448	(AAA , Aaa)	09/01/32	6.500	1,310,093
0	Fannie Mae Pool #524164 (1)	(AAA , Aaa)	11/01/29	7.000	46
388	Fannie Mae Pool #638040	(AAA , Aaa)	04/01/32	6.500	406,319
379	Fannie Mae Pool #638112	(AAA , Aaa)	04/01/32	6.500	397,380
256	Fannie Mae Pool #656862	(AAA , Aaa)	04/01/33	6.000	264,391
1,813	Fannie Mae Pool #667742 ‡‡	(AAA , Aaa)	04/01/33	6.000	1,872,527
1,510	Fannie Mae Pool #703337 ‡‡	(AAA , Aaa)	04/01/33	5.500	1,540,201
2,028	Fannie Mae Pool #703444 ‡‡	(AAA , Aaa)	05/01/18	5.000	2,063,378
289	Fannie Mae Pool #703598	(AAA , Aaa)	05/01/18	5.500	298,972
230	Fannie Mae Pool #705651	(AAA , Aaa)	06/01/18	5.500	237,885
907	Fannie Mae Pool #713667 ‡‡	(AAA , Aaa)	07/01/33	5.000	907,107
892	Fannie Mae Pool #721796 ‡‡	(AAA , Aaa)	06/01/18	4.500	892,601

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

2,128	Fannie Mae Pool #725205 ‡‡	(AAA , Aaa)	03/01/34	5.000	2,128,775
2,122	Fannie Mae Pool #725248 ‡‡	(AAA , Aaa)	03/01/34	5.000	2,123,207
1,629	Fannie Mae Pool #725277 ‡‡	(AAA , Aaa)	03/01/19	4.500	1,631,276
1,023	Fannie Mae Pool #739753 ‡‡	(AAA , Aaa)	12/01/18	5.000	1,040,243
830	Fannie Mae Pool #741384	(AAA , Aaa)	09/01/18	4.000	814,332
903	Fannie Mae Pool #750536	(AAA , Aaa)	01/01/34	5.500	921,229
1,124	Fannie Mae Pool #755636 ‡‡	(AAA , Aaa)	04/01/34	5.000	1,122,085
533	Fannie Mae Pool #757490 ‡‡‡	(AAA , Aaa)	01/01/34	5.500	543,211
1,569	Fannie Mae Pool #759666 ‡‡	(AAA , Aaa)	04/01/31	6.500	1,648,770
1,105	Fannie Mae Pool #763676	(AAA , Aaa)	01/01/34	5.500	1,126,713
1,753	Fannie Mae Pool #770154 ‡‡	(AAA , Aaa)	04/01/34	5.000	1,750,290
1,628	Fannie Mae Pool #775174 ‡‡	(AAA , Aaa)	05/01/19	4.500	1,627,552
1,487	Fannie Mae Pool #776327 ‡‡	(AAA , Aaa)	04/01/34	5.000	1,488,098
2,574	Fannie Mae Pool #790724 ‡‡	(AAA , Aaa)	09/01/34	5.500	2,623,689
1,667	Fannie Mae Pool #794268	(AAA , Aaa)	09/01/34	6.500	1,744,382
1,281	Fannie Mae Pool #794821	(AAA , Aaa)	10/01/34	7.000	1,355,867
1,693	Fannie Mae Pool #796906	(AAA , Aaa)	11/01/34	7.000	1,792,228
1,531	Fannie Mae Pool #803328 #	(AAA , Aaa)	10/01/34	4.870	1,542,757
710	Fannie Mae Strip, Series 337, Class 2	(AAA , Aaa)	06/01/33	5.000	151,379
1,000	Federal Home Loan Bank Global Bonds ^^	(AAA , Aaa)	06/18/14	5.250	1,064,099
2,960	FNMA TBA	(AAA , Aaa)	02/01/20	4.500	2,955,377
2,910	FNMA TBA	(AAA , Aaa)	02/01/30	6.000	3,005,483
705	FNMA TBA	(AAA , Aaa)	02/01/35	5.000	703,457
1,660	FNMA TBA	(AAA , Aaa)	02/01/35	5.500	1,690,607
165	FNMA TBA	(AAA , Aaa)	02/01/35	6.500	172,683
2,030	Freddie Mac, Series 2869, Class ME	(AAA , Aaa)	07/15/33	5.000	2,039,277
1,685	Freddie Mac Global Notes ^^	(AAA , Aaa)	11/15/13	4.875	1,743,212
1,575	Freddie Mac Global Subordinated Notes ^^	(AAA , Aaa)	03/21/11	5.875	1,701,131
1,972	Freddie Mac Pool #1B1994 #	(AAA , Aaa)	09/01/34	4.757	1,998,136
1,550	Freddie Mac Pool #A24892	(AAA , Aaa)	07/01/34	6.000	1,602,027
2,387	Freddie Mac Pool #A25679	(AAA , Aaa)	08/01/34	5.500	2,435,568
766	Freddie Mac Pool #B11354	(AAA , Aaa)	12/01/18	5.000	779,133
1,413	Freddie Mac Pool #B13889	(AAA , Aaa)	04/01/19	4.000	1,384,780
1,521	Freddie Mac Pool #G01592	(AAA , Aaa)	08/01/33	6.000	1,571,758
1,799	Freddie Mac Pool #N31151	(AAA , Aaa)	10/01/34	5.000	1,814,011
1,620	Ginnie Mae Pool #3666	(AAA , Aaa)	01/20/35	6.000	1,684,547
1,862	Ginnie Mae Pool #429679	(AAA , Aaa)	11/15/33	5.500	1,913,379
1,540	GNMA TBA	(AAA , Aaa)	02/01/35	5.000	1,550,106
1,715	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A4	(AAA , Aaa)	08/10/38	4.964	1,766,504
1,005	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-CB9, Class A1 #	(AAA , Aaa)	06/12/41	3.475	994,336
312	LB-UBS Commercial Mortgage Trust, Series 2003-C3, Class A1	(AAA , Aaa)	05/15/27	2.599	303,021
1,691	LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A1	(AAA , Aaa)	01/15/29	2.964	1,648,018
1,780	LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4	(AAA , Aaa)	03/15/36	4.367	1,741,603
1,725	LB-UBS Commercial Mortgage Trust, Series 2004-C7, Class A2	(AAA , Aaa)	10/15/29	3.992	1,712,826
1,755	Wachovia Bank Commercial Mortgage Trust, Series 2004-C10, Class A4	(AAA , Aaa)	02/15/41	4.748	1,766,643
TOTAL MORTGAGE-BACKED SECURITIES (Cost $88,336,184)					89,158,511

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

FOREIGN BONDS (11.6%)
Asset Backed Securities (1.0%)
$1,700	Pure Mortgages, Series 2004-1A, Class A (Ireland) #	(AAA , Aaa)	02/28/34	2.932	1,700,000

Banks (1.0%)
695	Korea Development Bank, Global Notes (South Korea)	(A- , A3)	07/20/09	4.750	707,117
915	Royal Bank of Scotland Group PLC, Series 3, Global Bonds (Callable 12/31/05 @ $100.00) (United Kingdom)	(A , A1)	11/29/49	7.816	946,850
					1,653,967

Beverages (0.3%)
420	Diageo Finance BV, Global Company Guaranteed Notes (Netherlands)	(A , A2)	04/01/11	3.875	410,814

Chemicals (0.3%)
210	Methanex Corp., Yankee Notes (Canada)	(BBB- , Ba1)	08/15/05	7.750	214,725
250	Yara International ASA, Rule 144A, Notes (Norway) ‡	(BBB , Baa2)	12/15/14	5.250	253,657
					468,382

Diversified Financials (0.2%)
385	Tengizchevroil Finance Co., Rule 144A, Secured Notes (Luxembourg) ‡	(NR , Baa3)	11/15/14	6.124	390,294

Electric (0.2%)
330	Compania Nacional de Transmision Electrica SA, Global Senior Notes (Chile)	(A- , Baa1)	04/15/11	7.875	380,882

Forest Products, Paper (0.1%)
255	Tembec Industries, Inc., Global Company Guaranteed Notes (Canada) §	(B , B2)	03/15/12	7.750	243,525

Holding Companies-Diversified (0.6%)
890	Pacificorp Australia, Rule 144A, Bonds (Australia) ‡	(AAA , Aaa)	01/15/08	6.150	944,966

Insurance (0.2%)
250	Everest Reinsurance Holdings, Notes (Bermuda)	(A- , A3)	10/15/14	5.400	253,613

Media (0.3%)
425	Thomson Corp., Global Notes (Canada)	(A- , A3)	01/05/12	6.200	469,434

Miscellaneous Manufacturing (0.2%)
315	Tyco International Group SA, Yankee Company Guaranteed Notes (Luxembourg)	(BBB , Baa3)	10/15/11	6.375	348,691

Oil & Gas (0.4%)
185	Canadian Natural Resources, Ltd., Yankee Notes (Canada)	(BBB+ , Baa1)	07/15/11	6.700	207,023
430	Petroliam Nasional Berhad, Rule 144A, Bonds (Malaysia) ‡	(A- , A2)	08/15/15	7.750	529,731
					736,754

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

Pipelines (0.1%)
240	Trans-Canada Pipelines, Ltd., Yankee Bonds (Canada)	(A- , A2)	01/15/15	4.875	241,612

Sovereign (6.4%)
357	Federal Republic of Brazil, Restructured Debt Bonds (Brazil) #	(BB- , B1)	04/15/12	3.125	343,670
8,230	Government of New Zealand, Bonds (New Zealand)	(AAA , Aaa)	04/15/15	6.000	5,838,900
880	Government of Russia, Series V, Debentures (Russia)	(BB+ , Ba2)	05/14/08	3.000	821,744
390	Republic of Colombia, Global Notes (Colombia) §	(BB , Ba2)	01/23/12	10.000	441,090
490	Republic of Panama, Global Notes (Panama)	(BB , Ba1)	03/15/15	7.250	503,475
410	Republic of Turkey, Global Notes (Turkey)	(BB- , B1)	02/05/25	7.375	407,438
350	Republic of Venezuela, Global Notes (Venezuela)	(B , B2)	10/08/14	8.500	357,000
520	Republic of Venezuela, Notes (Venezuela) #	(B , B2)	04/20/11	3.693	468,391
410	United Mexican States, Global Notes (Mexico)	(BBB , Baa1)	01/14/11	8.375	482,775
320	United Mexican States, Global Notes (Mexico)	(BBB , Baa1)	04/08/33	7.500	358,720
495	United Mexican States, Series MTN, Global Notes (Mexico)	(BBB , Baa1)	01/16/13	6.375	531,382
					10,554,585

Telecommunications (0.3%)
390	Deutsche Telekom International Finance BV, Global Company Guaranteed Notes (Netherlands) #	(BBB+ , Baa1)	06/15/30	8.750	529,184

TOTAL FOREIGN BONDS (Cost $18,909,052)					19,326,703

UNITED STATES TREASURY OBLIGATIONS (3.0%)
$780	United States Treasury Bonds §	(AAA , Aaa)	02/15/23	7.125	1,017,869
1,611	United States Treasury Bonds §	(AAA , Aaa)	01/15/25	2.375	1,733,803
35	United States Treasury Bonds §	(AAA , Aaa)	02/15/31	5.375	39,163
455	United States Treasury Notes	(AAA , Aaa)	09/30/06	2.500	450,006
1,631	United States Treasury Notes §	(AAA , Aaa)	07/15/14	2.000	1,686,981
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $4,868,170)					4,927,822

MUNICIPAL BONDS (1.4%)
Illinois (0.7%)
$1,200	Illinois State, General Obligation Unlimited, Taxable Pension	(AA , Aa3)	06/01/33	5.100	1,196,172

Texas (0.7%)
1,000	University of Texas, University Revenue Bonds, Financing Systems, Series D	(AAA , Aaa)	08/15/34	5.000	1,043,540

TOTAL MUNICIPAL BONDS (Cost $2,201,737)					2,239,712

Number
of
Shares

COMMON STOCK (0.0%)
Food (0.0%)
105	Archibald Candy Corp. ^* (Cost $8,925)				0

PREFERRED STOCK (0.3%)
Telecommunications (0.3%)
400	Centaur Funding Corp., Series B, Rule 144A ‡ (Cost $405,680)				538,750

Number
of		Ratings†
Shares		(S&P/Moody’s)	Maturity	Rate%	Value

WARRANTS (0.0%)
Building Materials (0.0%)
65	Dayton Superior Corp., Rule 144A, strike $0.01, expires 06/15/09 *‡				1

Telecommunications (0.0%)
40	GT Group Telecom, Inc., Rule 144A, strike $0.00, expires 02/01/10 ^*‡				0
70	IWO Holdings, Inc., Rule 144A, strike $7.00, expires 01/15/11 ^*‡				105
					105

TOTAL WARRANTS (Cost $3,300)					106

SHORT-TERM INVESTMENTS (10.3%)
10,051,861	State Street Navigator Prime Fund §§				10,051,861

Par(1)
(000)
2,975	Freddie Mac Discount Notes ^^		02/22/05	2.330	2,970,957
1,595	State Street Bank and Trust Co. Euro Time Deposit^^		02/01/05	1.400	1,595,000
2,500	United States Treasury Bills ^^		03/10/05	2.190	2,494,669
TOTAL SHORT-TERM INVESTMENTS (Cost $17,112,487)					17,112,487

TOTAL INVESTMENTS AT VALUE (112.2%) (Cost $184,061,072)					186,561,745

LIABILITIES IN EXCESS OF OTHER ASSETS (-12.2%)					(20,297,034)

NET ASSETS (100.0%)					$166,264,711

OPEN OPTION CONTRACTS WRITTEN

	Number of	Exercise	Expiration
Name of Issuer	Contracts	Price	Date	Value
S&P 500 Put Option	90	$1.25	2/11/05	$11,250

OPEN FUTURES CONTRACTS

Futures Contracts	Number of Contracts	Expiration Date	Contract Amount	Contract Value	Unrealized Appreciation/ (Depreciation)
U.S. Treasury Bonds Futures	43	3/21/05	$4,825,561	$4,938,281	$112,720

U.S. Treasury 2 Year Notes Futures	(29)	3/31/05	(6,068,557)	(6,062,812)	(5,745)
U.S. Treasury 5 Year Notes Futures	(125)	3/21/05	(13,649,181)	(13,656,250)	(7,069)
U.S. Treasury 10 Year Notes Futures	(86)	3/21/05	(9,625,004)	(9,654,844)	(29,840)
			$(29,342,742)	$(29,373,906)	$(31,164)

			$(24,517,181)	$(24,435,625)	$81,557

OPEN FORWARD FOREIGN CURRENCYCONTRACTS

Forward Foreign Currency Contracts	Expiration Date	Foreign Currency To Be Purchased/(Sold)		Contract Amount	Contract Value	Unrealized Gain (Loss)
Australian Dollar	4/13/05	A$	2,020,000	$1,531,160	$1,556,765	$25,605
British Pound	4/13/05		£(406,000)	(758,408)	(762,544)	(4,136)
European Economic Unit	4/13/05		€3,581,000	4,714,637	4,673,224	(41,413)
Japanese Yen	4/13/05		¥162,800,000	1,579,049	1,582,191	3,142
New Zealand Dollar	4/13/05	NZ$	(1,169,000)	(808,948)	(824,717)	(15,769)
New Zealand Dollar	4/13/05	NZ$	(8,300,000)	(5,743,849)	(5,855,562)	(111,713)
Swiss Franc	4/13/05	SwF	(1,910,000)	(1,631,085)	(1,613,478)	17,607
				$(1,117,444)	$(1,244,121)	$(126,677)

INVESTMENT ABBREVIATIONS

TBA = To Be Announced

NR = Not Rated

†                                          Credit ratings given by The Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.

‡                                          Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2005, these securities amounted to a value of $9,305,443 or 5.60% of net assets.

‡‡            Collateral segregated for futures contracts.

‡‡‡          A portion of the security is pledged as collateral for options written.

*                                         Non-income producing security.

^                                          Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

^^                                    Collateral segregated for TBA securities.

#                                         Variable rate obligations – The interest rate shown is the rate as of January 31, 2005.

§                                         Security or portion thereof is out on loan.

§§           Represents security purchased with cash collateral received for securities on loan.

&qout;                                         Bond is currently in default.

(1)           Par value of security held is less than 1,000

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value.  The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.

Federal Income Tax Cost – At January 31, 2005, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $184,061,072, $3,092,672, $(592,001) and $2,500,673, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2:                                                          Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                          Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE FIXED INCOME FUND

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	March 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	March 31, 2005

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	March 31, 2005